Average Annual Total Returns - Loomis Sayles Small Cap Core Portfolio	Apr. 30, 2021
Russell 2000 Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	19.96%
5 Years	13.25%
10 Years	11.20%
Class A
Average Annual Return:
1 Year	12.07%
5 Years	11.45%
10 Years	11.07%
Class B
Average Annual Return:
1 Year	11.79%
5 Years	11.17%
10 Years	10.79%
Class E
Average Annual Return:
1 Year	11.90%
5 Years	11.28%
10 Years	10.90%